Financial risk management - Schedule of Financial Liabilities By Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	May 17, 2021	Dec. 31, 2020	Apr. 24, 2020
Disclosure of detailed information about financial instruments [line items]
Deferred Royalty Obligation		$ 225,477		$ 0
Financial liabilities	$ 426,826	431,506
Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about financial instruments [line items]
Borrowings, maximum borrowing capacity			$ 50,000		$ 50,000
Less than 1 year | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade and other payables, undiscounted cash flows	12,351	12,080
Gross lease liabilities	1,284	1,235
Convertible loans, short-term	14,840	6,938
Convertible loans, long-term	0	0
Deferred Royalty Obligation	4,885	1,191
Financial liabilities	33,360	21,444
1-3 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade and other payables, undiscounted cash flows	0	0
Gross lease liabilities	2,380	2,122
Convertible loans, short-term	29,882	13,894
Convertible loans, long-term	0	0
Deferred Royalty Obligation	0	0
Financial liabilities	32,262	16,016
3-5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade and other payables, undiscounted cash flows	0	0
Gross lease liabilities	2,323	1,962
Convertible loans, short-term	30,440	6,672
Convertible loans, long-term	0	115,000
Deferred Royalty Obligation	0	0
Financial liabilities	32,763	123,634
More than 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade and other payables, undiscounted cash flows	0	0
Gross lease liabilities	2,456	3,706
Convertible loans, short-term	27,272	0
Convertible loans, long-term	120,000	0
Deferred Royalty Obligation	0	0
Financial liabilities	$ 149,728	$ 3,706